AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2000

                                                               File No. 33-50718
                                                               File No. 811-7102

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 27     /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 29             /X/

                                 THE ARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 932-7781

                                  MARK E. NAGLE
                               C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box)

                  / / immediately upon filing pursuant to paragraph (b) / / on [date] pursuant to paragraph (b)
                  / / 60 days after filing pursuant to paragraph (a) /X/ 75 days after filing pursuant to paragraph (a)
                  / / on [date] pursuant to paragraph (a) of Rule 485.

                           GOLDEN OAK FAMILY OF FUNDS

                                   PROSPECTUS

                                  MAY 31, 2000

                         INTERNATIONAL EQUITY PORTFOLIO

                                 THE ARBOR FUND

             INSTITUTIONAL SHARES, CLASS A SHARES AND CLASS B SHARES

                                   ADVISED BY
                                  CITIZENS BANK

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
             IN ANY STATE WHERE THE OFFER OF SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Golden Oak Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional, Class A and Class B Shares of the Golden Oak International Equity Portfolio that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional, Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     INSTITUTIONAL SHARES
     -        NO SALES CHARGE
     -        NO 12b-1 OR SHAREHOLDER FEES
     -        $1,000,000 MINIMUM INITIAL INVESTMENT

     CLASS A SHARES
     -        FRONT-END SALES CHARGE
     -        12b-1 FEES
     -        $1,000 MINIMUM INITIAL INVESTMENT

     CLASS B SHARES
     -        CONTINGENT DEFERRED SALES CHARGE
     -        HIGHER 12b-1 FEES
     -        $1,000 MINIMUM INITIAL INVESTMENT
     -        CONVERT TO CLASS A SHARES AFTER 7 YEARS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIO, PLEASE SEE:

                                                                      PAGE
     GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO
         INVESTMENT STRATEGIES, PRINCIPAL RISKS AND EXPENSES..........XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS.....................XXX
     INVESTMENT ADVISER AND SUB-ADVISER ..............................XXX
     PORTFOLIO MANAGERS...............................................XXX
     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES..............XXX
     DISTRIBUTION OF PORTFOLIO SHARES.................................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         GOLDEN OAK FAMILY OF FUNDS...................................Back Cover

GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        Common stocks of companies operating in
                                        Europe, Japan and the Pacific Basin

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Investing in a broad selection of
                                        companies operating in diverse markets
                                        outside of the United States

INVESTOR PROFILE                        Investors who seek long-term capital
                                        appreciation and want to diversify their investments by investing overseas, and who are willing to bear the risks of international investing

INVESTMENT STRATEGY OF THE GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO


The Portfolio invests primarily (at least 65% of its assets) in common stocks of foreign companies. The Portfolio will generally invest in companies that operate in established markets, such as Europe, Japan and the Pacific Basin, but may invest to a lesser extent in emerging market companies. The Adviser has engaged [Goldman Sachs Asset Management, Inc, BlackRock International, Ltd, Federated Investors, or Deutsche Asset Management] as sub-adviser (Sub-Adviser) to manage the portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser begins with a "top-down" analysis of general global economic conditions to determine how the Portfolio's investments will be allocated among these foreign regions. It then conducts a "bottom-up" fundamental analysis that evaluates key performers operating in industry sectors that the Sub-Adviser believes have the best potential for long-term growth. The Sub-Adviser focuses its analysis on individual companies' earnings growth potential and the quality of corporate management. The Sub-Adviser generally does not base stock selections on company size, but rather on a company's fundamental prospects for growth. As a result, the Portfolio may own stocks of smaller capitalization companies. The Sub-Adviser monitors the securities held by the Portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in a company's growth prospects or a region's economic outlook, or better investment opportunities become available.

PRINCIPAL RISKS OF INVESTING IN THE GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO

Since it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The foreign small to medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small to medium sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small to medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Portfolio's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Portfolio is also subject to the risk that international stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The Portfolio is new and did not have performance information at the time this prospectus was printed.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD PORTFOLIO SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              INSTITUTIONAL      CLASS A SHARES       CLASS B SHARES
                                                                  SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)*                            None               5.75%                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                            None               None                 5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions
  (as a percentage of offering price)                             None               None                 None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)             None               None                 None
Exchange Fee                                                      None               None                 None

* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."

ANNUAL PORTFOLIO OPERATING EXPENSE (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                INSTITUTIONAL SHARES        CLASS A SHARES      CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              [0.99%]                   [0.99%]             [0.99%]
Distribution and Service (12b-1) Fees                   None                     0.25%               1.00%
Other Expenses                                         0.36%                     0.36%              [0.36%]
                                                       -----                     -----              -------
Total Annual Portfolio Operating Expenses              1.35%                     1.60%               2.35%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your estimated costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                           1 YEAR               3 YEARS
INSTITUTIONAL SHARES                        $XXX                 $XXX
CLASS A SHARES                              $XXX                 $XXX
CLASS B SHARES                              $XXX                 $XXX

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                            1 YEAR               3 YEARS
INSTITUTIONAL SHARES                         $XXX                 $XXX
CLASS A SHARES                               $XXX                 $XXX
CLASS B SHARES                               $XXX                 $XXX

MORE INFORMATION ABOUT RISK

The Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Portfolio has its own investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help the Portfolio achieve its goal. Still, investing in the Portfolio involves risk and there is no guarantee that the Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments. A PORTFOLIO SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which they trade. The effect on the Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Portfolio's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

CURRENCY RISK -- Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of a Portfolio's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- A Portfolio may incur substantial costs in connection with conversions between various currencies.

- A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

MORE INFORMATION ABOUT PORTFOLIO INVESTMENTS

This prospectus describes the Portfolio's primary strategies, and the Portfolio will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Portfolio's objectives. The Portfolio will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains. Of course, we cannot guarantee that the Portfolio will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Portfolio's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees of The Arbor Fund supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

Citizens Bank serves as the Adviser to the Portfolio. Citizens Bank has managed bank common funds, pension plan assets and personal trust assets since 1927. As of January 1, 2000, Citizens Bank had approximately $3.8 billion in assets under management. The Adviser is entitled to receive 0.99% of the Portfolio's average daily net assets for its investment advisory services, but may receive less due to waivers.


[Goldman Sachs Asset Management, Inc. (GSAMI), 133 Petersborough Court, London, England EC4A 2BB, manages the Portfolio on a day-to-day basis. GSAMI selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. GSAMI is an affiliate of Goldman Sachs. Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. GSAMI is entitled to receive [.65%] of the Portfolio's average daily net assets for its services [, but may receive less due to waivers.]

The Portfolio is managed by a team of investment professionals from GSAMI. No one person is primarily responsible for making investment recommendations to the team.]


[BlackRock International, Ltd. (BIL), 7 Castle Street, Edinburgh, Scotland, manages the Portfolio on a day-to-day basis. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. BIL is an affiliate of BlackRock Advisors, Inc. (BlackRock) which was organized in 1994 to perform advisory services for investment companies. BlackRock is a subsidiary of PNC Bank Corp., one of the largest diversified financial services companies in the United States. BIL is entitled to receive [.65%] of the Portfolio's average daily net assets for its services [, but may receive less due to waivers.]

Gordon Anderson manages the Portfolio and has served as Managing and Investment Director of BlackRock International, Ltd. since 1996. His previous position was Investment Director at Dunedin Fund Managers Ltd. He has managed international equity funds for BIL since 1996.]

[Federated Investors (Federated), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 45222-3779, manages the Portfolio on a day-to-day basis. Federated was founded in Pittsburgh, PA in 1955. Federated selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. Federated is entitled to receive [65%] of the Portfolios average daily net assets for its services
[, but may receive less due to waivers.]

The Portfolio is managed by a team of investment professionals from Federated. No one person is responsible for making recommendations to the team.]

[Deutsche Asset Management (DSM), 885 Third Avenue, 32nd Floor, New York, New York 10022, manages the Portfolio on a day-to-day basis. DSM selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. DSM is the marketing name for the asset management activities of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.). DSM is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirements assets on behalf of the nation's largest corporations and institutions for more than 50 years. DSM is entitled to receive [.65%] of the Portfolio's average daily net assets for its services
[, but may receive less due to waivers.]


The Portfolio is managed by a team of investment professionals from DMS. No one person is responsible for making recommendations to the team.]


PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares, Class A Shares, and Class B Shares of the Portfolio.

The classes have different expenses and other characteristics.

         INSTITUTIONAL SHARES
         -   NO SALES CHARGE
         -   NO 12b-1 FEES OR SHAREHOLDER FEES
         -   $1,000,000 MINIMUM INITIAL INVESTMENT

         CLASS A SHARES
         -   FRONT-END SALES CHARGE
         -   12b-1 FEES
         -   $1,000 MINIMUM INITIAL INVESTMENT

         CLASS B SHARES
         -   CONTINGENT DEFERRED SALES CHARGE
         -   HIGHER 12b-1 FEES
         -   $1,000 MINIMUM INITIAL INVESTMENT
         -   CONVERT TO CLASS A SHARES AFTER 7 YEARS

For some investors the minimum initial investment may be lower.

Institutional Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-808-4920.

Class A Shares and Class B Shares are for individual and institutional investors.

HOW TO PURCHASE PORTFOLIO SHARES

You may purchase shares directly by:

-    Mail (Class A and Class B only)
-    Telephone
-    Wire
-    Direct Deposit, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-808-4920. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "Golden Oak Family of Funds" and include the name of the Portfolio on the check. You cannot purchase Institutional Shares by check. The Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding the Portfolio to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

The Portfolio may reject any purchase order if it determines that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

The Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Portfolio must receive your purchase order before 4:00 p.m. Eastern time.

The Portfolio holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of the net assets of the Portfolio.

In calculating NAV, the Portfolio generally values its investment portfolio at market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Portfolio at least:

CLASS                                                 DOLLAR AMOUNT
Institutional Shares                                    $1,000,000
Class A Shares                               $1,000 ($500 minimum for an IRA)
Class B Shares                               $1,000 ($500 minimum for an IRA)

Your subsequent investments in Class A and Class B Shares of the Portfolio must be made in amounts of at least $50. There is no minimum for subsequent investments in Institutional Shares.

The Portfolio may accept investments of smaller amounts for either class of shares at it discretion.

SYSTEMATIC INVESTMENT PLAN (CLASS A AND CLASS B ONLY)

If you have a checking or savings account, you may purchase Class A Shares and Class B Shares automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $50 per month. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Portfolio receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                           YOUR SALES CHARGE AS A PERCENTAGE OF     YOUR SALES CHARGE AS A PERCENTAGE
IF YOUR INVESTMENT IS:                               OFFERING PRICE                      OF YOUR NET INVESTMENT
----------------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                                          5.75%                                6.10%
$50,000 BUT LESS THAN $100,000                             4.50%                                4.71%
$100,000 BUT LESS THAN $250,000                            3.50%                                3.63%
$250,000 BUT LESS THAN $500,000                            2.60%                                2.67%
$500,000 BUT LESS THAN $1,000,000                          2.00%                                2.04%
$1,000,000 AND OVER                                        0.00%                                0.00%

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

No sales charge is imposed on shares of the Portfolio:

-    issued in plans of reorganization, such as mergers involving the Portfolio;

- sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employees' minor children);

- purchased in aggregate amounts of $1 million or more by tax exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Sections 401 or 457 of the Code;

- sold to Trustees and officers of The Arbor Fund and employees of the Adviser and its affiliates;

- sold to agency, custody and fiduciary accounts of the Adviser and its affiliates; or

- purchased in connection with any asset allocation plan established by the Adviser.

REDUCED SALES CHARGES --CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within seven years after your purchase, you will pay contingent deferred sales charges as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Portfolio for Class B Shares of another Portfolio.

                                    CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE
  YEAR SINCE PURCHASE                      OF DOLLAR AMOUNT SUBJECT TO CHARGE
----------------------------------------------------------------------------------------
First                                                   5%
Second                                                  4%
Third                                                   3%
Fourth                                                  3%
Fifth                                                   2%
Sixth                                                   1%
Seventh                                                 0%

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

-    to make certain withdrawals from a retirement plan (not including IRAs); or

-    because of death or disability.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Portfolio.

HOW TO SELL YOUR PORTFOLIO SHARES

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-808-4920.

If you own your shares directly, you may sell your shares on any Business Day by contacting the Portfolio directly by mail or telephone at 1-800-808-4920.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Portfolio.

If you would like to sell $50,000 or more of your shares, or would like the proceeds sent to a third-party or an address other than your own, please notify the Portfolio in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

SYSTEMATIC WITHDRAWAL PLAN (CLASS A ONLY)

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within 7 days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below the required minimum, the Portfolio may redeem your shares. The account balance minimums are:

CLASS                                                   DOLLAR AMOUNT
Institutional Shares                                    $1,000,000
Class A Shares                                          $1,000
Class B Shares                                          $1,000

But, the Portfolio will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Portfolio may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of the Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Portfolio with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of any Portfolio for Class B Shares of any other Portfolio. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least seven years from your initial purchase.

AUTOMATIC EXCHANGE OF YOUR SHARES

If your account balance for Institutional Shares drops below $1,000,000 because of redemptions, your shares will be automatically exchanged for Class A Shares. You will not be charged the applicable Class A sales charge for an automatic exchange. But, the Portfolio will always give you at least 30 days' written notice to give you time to add to your account and avoid the automatic exchange of your shares.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES

The Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of Class A Shares and Class B Shares, and for services provided to Class A and Class B shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are 0.25% for Class A Shares and 1.00% for Class B Shares.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio distributes its income and capital gains, if any, at least annually. If you own Portfolio shares on the Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.

The Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF PORTFOLIO SHARES IS A TAXABLE EVENT.

The Portfolio may be able to pass along a tax credit for foreign income taxes it pays. The Portfolio will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE GOLDEN OAK FAMILY OF FUNDS


INVESTMENT ADVISER

Citizens Bank
328 S. Saginaw Street
Flint, Michigan 48502

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Golden Oak Family of Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2000 includes detailed information about the Golden Oak International Equity Portfolio. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends and their impact on Portfolio performance. The reports also contain detailed financial information about the Portfolio.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-545-6331

BY MAIL:  Write to us
Golden Oak Family of Funds
c/o The Arbor Fund
P.O. Box 219749
Kansas City, Missouri 64121-9749

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Golden Oak Family of Funds or The Arbor Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Arbor Fund's Investment Company Act registration number is 811-7102.

                           GOLDEN OAK FAMILY OF FUNDS

                                     TRUST:
                                 THE ARBOR FUND

                                   PORTFOLIO:
                    GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO

                               INVESTMENT ADVISER:
                                  CITIZENS BANK

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding the activities and operations of the following Portfolio of the Trust: Golden Oak International Equity Portfolio. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 31, 2000. A Prospectus may be obtained by calling 1-800-545-6331.

                                TABLE OF CONTENTS

THE PORTFOLIO AND THE TRUST...............................................S-2
INVESTMENT OBJECTIVES AND POLICIES........................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS......................................S-3
INVESTMENT LIMITATIONS....................................................S-9
THE ADVISER..............................................................S-11
THE SUB-ADVISER..........................................................S-13
THE ADMINISTRATOR........................................................S-13
THE DISTRIBUTOR..........................................................S-14
THE TRANSFER AGENT.......................................................S-15
THE CUSTODIAN............................................................S-15
LEGAL COUNSEL............................................................S-15
INDEPENDENT PUBLIC ACCOUNTANTS...........................................S-15
TRUSTEES AND OFFICERS OF THE TRUST.......................................S-15
COMPUTATION OF YIELD.....................................................S-18
CALCULATION OF TOTAL RETURN..............................................S-19
PURCHASE AND REDEMPTION OF SHARES........................................S-19
LETTER OF INTENT.........................................................S-19
DETERMINATION OF NET ASSET VALUE.........................................S-20
TAXES....................................................................S-20
TRADING PRACTICES AND BROKERAGE..........................................S-23
DESCRIPTION OF SHARES....................................................S-25
SHAREHOLDER LIABILITY....................................................S-25
LIMITATION OF TRUSTEES' LIABILITY........................................S-25
DESCRIPTION OF RATINGS....................................................A-1

May 31, 2000
GOK-F- 017 - 01

THE PORTFOLIO AND THE TRUST

The "Golden Oak Family of Funds" is a name under which a number of mutual fund investment portfolios with differing objectives and policies are offered to investors. Eight of these portfolios were established by The Arbor Fund (the "Trust"), an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares") and different classes of shares of each portfolio. Shareholders may purchase shares through three separate classes (Institutional, Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for differences between Institutional, Class A and Class B shares pertaining to distribution fees, each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Institutional, Class A and Class B shares of the Golden Oak International Equity Portfolio (the "Portfolio"). Shares of the Golden Oak Growth (formerly, the Golden Oak Diversified Growth Portfolio) (the "Growth Portfolio"), Golden Oak Value (the "Value Portfolio"), Golden Oak Tax-Managed Equity (the "Tax-Managed Portfolio"), Golden Oak Intermediate-Term Income (the "Intermediate-Term Income Portfolio"), Golden Oak Michigan Tax Free Bond (the "Michigan Portfolio"), Golden Oak Prime Obligation Money Market (the "Prime Obligation Portfolio") and Golden Oak Small Cap Value (the "Small Cap Value Portfolio") Portfolios (each a "Portfolio" and collectively, the "Portfolios") of the Trust are discussed in a separate Statement of Additional Information.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Portfolio is to seek long-term capital appreciation. The investment objective is a fundamental policy of the Portfolio. A fundamental policy cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. There is no assurance that the Portfolio will achieve its investment objective.

[INVESTMENT STRATEGY (SUB-ADVISER - BLACKROCK FINANCIAL MANAGEMENT, INC.)

The Portfolio invests primarily in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE). The EAFE Index is an unmanaged index comprised of a sample of companies representative of the market structure of the following European and Pacific Basin countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the U.K. The Portfolio normally invests at least 65% of its total assets in the equity securities issued by these companies and normally invests at least 80% of its total assets in equity securities. The Portfolio primarily buys common stock but also can invest in other equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

The Sub-Adviser, in an attempt to reduce portfolio risk, will diversify investments across countries, industry groups and companies with investment at all times in at least three foreign countries. The Portfolio may, from time to time, invest more than 25% of its assets in securities whose issuers are located in Japan. From time to time the Portfolio may invest in the securities of issuers located in emerging market countries.]

[INVESTMENT STRATEGY (SUB-ADVISER - GOLDMAN SACHS ASSET MANAGEMENT)

The Portfolio invests primarily in stocks of foreign issuers located in countries included in the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE). The EAFE Index is an unmanaged index comprised of a sample of companies representative of the market structure of the following European and Pacific Basin countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the U.K. The Portfolio normally invests at least 65% of its total assets in the equity securities issued by these companies. The Portfolio primarily buys common stock but also can invest in other equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts.

In choosing the Portfolio's securities, the Sub-Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for these Portfolios are evaluated based on three key factors - the business, the management and the valuation. The Sub-Adviser ordinarily seeks securities that have, in the Sub-Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate.

The Sub-Adviser seeks to identify industries that are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises. Within these industries, the Sub-Adviser seeks to identify well run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return.

The Sub-Adviser attempts to manage the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations.]

[INVESTMENT STRATEGY (SUB-ADVISER - FEDERATED INVESTORS)

The Portfolio pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The
Sub-Adviser manages the Portfolio based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

Using its own quantitative process, the Sub-Adviser ranks the future performance potential of companies. The Sub-Adviser evaluates each company's earnings potential in light of its current valuation of narrow the list of attractive companies. The Sub-Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Sub-Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Sub-Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Sub-Adviser selects the most promising companies for the Portfolio's portfolio.

With respect to the Portfolio's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Sub-Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.

The Portfolio will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Sub-Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Sub-Adviser then analyzes companies located in particular emerging market countries.]

[INVESTMENT STRATEGY (SUB-ADVISER - DEUTSCHE ASSET MANAGEMENT)

Almost all the companies in which the Portfolio invests are based in the developed foreign countries that make up the MSCI EAFE Index, plus Canada. The Portfolio may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Europe, Asia and Africa if the Sub-Adviser believes that their return potential more than compensates for the extra risks associated with these markets. While the Sub-Adviser has invested in emerging markets in the past, under normal market conditions it does not consider this a central element of the Portfolio's strategy. Typically, the Sub-Adviser would not hold more than 15% of the Portfolio's net assets in emerging markets.

Company research lies at the heart of our investment process, as it does with many stock mutual funds. The Sub-Adviser tracks several thousand companies to arrive at the approximately 100 stock the Portfolio normally holds. But the Sub-Adviser's process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of our investment process.]

Although the Portfolio intends to be as fully invested as practicable in equity securities of foreign issuers, the Portfolio may invest in up to 15% of its assets in money market instruments consisting of securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities, repurchase agreements collateralized by United States Government securities and entered into with financial institutions the Sub-Adviser deems creditworthy, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1.0 billion as shown on their most recent public financial statements, and deemed by the Adviser or Sub-Adviser to present minimal credit risk, and commercial paper rated in the two highest short-term rating categories (collectively, "Money Market Instruments"). The Portfolio may also enter into repurchase agreements.

The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities other than Section 4(2) commercial paper ("Illiquid Securities"). Restricted securities, including Rule 144A
Securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees or the Trust will be considered illiquid.

For temporary defensive purposes during periods when the Portfolio's Sub-Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in Money Market Instruments and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary defensive investing, the Portfolio will not be pursuing its investment objective.

The Portfolio may use options or futures when consistent with its investment objective. The primary purpose of using derivatives is to attempt to reduce risk to the Portfolio as a whole (hedge) but they may also be used to maintain liquidity, commit cash pending investment or to increase returns. The Portfolio may also use forward currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movements in the value of foreign currencies.

The Portfolio may lend securities (up to 33 1/3% of the value of its total assets) on a short-term basis in order to earn extra income. The Portfolio will receive collateral in cash or high quality securities equal to the current value of the loaned securities.

The Portfolio's turnover will generally be moderate and most likely below 75%, however turnover may be influenced by specific company fundamentals, market environments and investment opportunities.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

The Trust is not prohibited from investing in obligations of banks, which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations of the Adviser or Sub-Adviser.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES

While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

CURRENCY TRANSACTIONS

The Portfolio may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Portfolio may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Portfolio's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Portfolio, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Portfolio may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Portfolio will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Portfolio may use Position Hedging when the Advisor, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Portfolio may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if the Sub-Adviser considers that the Swedish krone is linked to the Euro, the Fund holds securities dominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell Euros and buy dollars.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. If the Portfolio enters into a currency hedging transaction, the Portfolio will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Portfolio if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

EQUITY SECURITIES

Investments in common stocks are subject to market risks, which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value.

FOREIGN ISSUERS

The Portfolio will invest in issuers located outside the United States. The Portfolio may purchase ADRs, "ordinary shares," or "New York shares" in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Portfolio from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS ON FUTURES

The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Portfolio's net assets.

The Portfolio may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce the Portfolio's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Portfolio may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying securities, or securities represented by an index, are permitted investments of the Portfolio.

Options and futures can be volatile instruments, and involve certain risks. If the Sub-Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Portfolio will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the value at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations over seven days in length.

INVESTMENT COMPANIES

The Portfolio may invest in securities of other investment companies as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in a layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OPTIONS

The Portfolio may write and sell both call options and put options, provided that the aggregate value of such options does not exceed 15% of the Portfolio's net assets as of the time such options are entered into by the Portfolio.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser or Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

RECEIPTS

Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Portfolio will have actual or constructive possession of the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements on behalf of the Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES

The Portfolio may invest in restricted securities that are securities in which the Trust may otherwise invest as provided in the Prospectus and this Statement of Additional Information. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. The Portfolio may invest 15% of its net assets in illiquid securities, including restricted securities. The Portfolio may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.


SECURITIES LENDING

The Portfolio may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the United States Government or its agencies, or any combination of cash and such securities, as collateral equal to 102% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value (including any collateral received in connection with such loans). The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser or Sub-Adviser to be of good standing and when, in the judgment of the Adviser or Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolio may use the Distributor or a broker/dealer affiliate of the Adviser or Sub-Adviser as a broker in these transactions.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS")

The Portfolio may invest in STRIPS, which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Portfolio's investment policy concerning investments in illiquid securities.

TIME DEPOSITS

Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES

Certain of the investments of the Portfolio may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business

Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury. Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality.

Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.


INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio. This restriction applies to 75% of the Portfolio's assets.

2. Purchase any securities that would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, and (ii) repurchase agreements involving such securities.

         For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
         (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Portfolio to purchase securities or require a Portfolio to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Portfolio has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets. The Portfolio will not purchase securities while its borrowing exceeds 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Portfolio may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Portfolios and may be changed with respect to the Portfolio by the Board of Trustees.

The Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets.

2. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or pursuant to an exemption therefrom.

4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Portfolio's fundamental limitation on borrowing.

5.       Invest in companies for the purpose of exercising control.

6.       Invest in real estate limited partnerships.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities which is based on net assets); (ii) will apply at the time of purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after as a result of a purchase of a security.


THE ADVISER

Citizens Bank (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. Under the Advisory Agreement, the Adviser is responsible for the investment decisions for the Portfolio, and continuously reviews, supervises and administers the Portfolio's investment program. The Advisory Agreement also provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Trust and the Adviser have employed [BlackRock Financial Management, Inc.] [Goldman Sachs Asset Management] [Federated Investors] [Deutsche Asset Management] as the investment sub-adviser to the Portfolio to manage the Portfolio on a day-to-day basis, subject to the supervision of the Adviser and the Trustees. In conjunction with the Adviser, the investment sub-adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. See "The Sub-Adviser."

The Adviser, 328 S. Saginaw Street, Flint, Michigan 48502, was incorporated in 1871 in the state of Michigan. Citizens Bank is a wholly-owned subsidiary of Citizens Banking Corporation. Citizens Banking Corporation is an interstate bank holding company with over [$4.5 billion] in assets and 124 banking offices in Michigan and Illinois. As of January 31, 2000, the Adviser's total assets under management were [$3.5 billion]. The Adviser has managed bank common funds, pension plan assets and personal trust assets since 1927. The Adviser's sole experience as an investment adviser to investment companies is as investment adviser to the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Portfolio of [.34%.] The Adviser has voluntarily agreed to waive a portion of its fees in order to limit the total operating expenses of Institutional Shares to not more than [1.35%], Class A Shares to not more than [1.60%] (exclusive of distribution expenses charged to Class A Shares) and Class B Shares to not more than [ ] (exclusive of distribution expenses charged to Class B Shares) of the Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time.

[The Glass-Steagall Act restricts the securities activities of banks such as the Adviser, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.]

The Adviser will not be required to bear expenses of any Portfolio of the Trust to an extent which would result in the Portfolio's inability to qualify as a "regulated investment company" (a "RIC") under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolio by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


THE SUB-ADVISER

[BlackRock International, Ltd. (BIL), 7 Castle Street, Edinburgh, Scotland, manages the Portfolio on a day-to-day basis. BIL selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. BIL is an affiliate of BlackRock Advisors, Inc. (BlackRock) which was organized in 1994 to perform advisory services for investment companies. BlackRock is a subsidiary of PNC Bank Corp., one of the largest diversified financial services companies in the United States.

BlackRock is a global money management firm with expertise in domestic and international equities, domestic and global fixed income, cash management and risk management services. BlackRock has over $120 billion in assets under management and currently manages money for over half of the Fortune 100, including seven out of ten of the largest Fortune 100 companies.

For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement, BIL is entitled to receive from the Portfolio a fee, calculated daily and paid monthly, at an annual rate of [.65%] of the average daily net assets of the Portfolio.]


[Goldman Sachs Asset Management, Inc. ("GSAMI"), 133 Petersborough Court, London, England EC4A 2BB serves as Investment Adviser to the Portfolio. GSAMI is an affiliate of Goldman Sachs. Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments.

GSAMI is able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Goldman Sachs Global Investment Research Department covers approximately 2,200 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to GSAMI.

For the services provided and the expenses incurred pursuant to the Sub-Advisory Agreement, GSAMI is entitled to receive from the Portfolio a fee, calculated daily and paid monthly, at an annual rate of [.65%] of the average daily net assets of the Portfolio.]


[Federated Investors (Federated), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 45222-3779, manages the Portfolio on a day-to-day basis. Federated was founded in Pittsburgh, PA in 1955. Federated selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees.

Federated is a global money management firm which target financial institutions with expertise in domestic and international equities. Federated's staff includes 30 portfolio managers, analysts and traders and currently manages nearly $3.5 billion in international assets.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Federated is entitled to receive from the Portfolio a few calculated daily and paid monthly, at an annual rate of [.65%] of the average daily net assets of the Portfolio.]


[Deutsche Asset Management (DSM), 885 Third Avenue, 32nd Floor, New York, New York 10022, manages the Portfolio on a day-to-day basis. DSM selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. DSM is the marketing name for the asset management activities of Deutsche Asset Management, Inc. (formerly Morgan Grenfell
Inc.). DSM is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirements assets on behalf of the nation's largest corporations and institutions for more than 50 years. DSM provides a full range of advisory services to institutional clients. It serves as investment adviser to eleven other investment companies and as sub-adviser to five other investment companies.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Federated is entitled to receive from the Portfolio a few calculated daily and paid monthly, at an annual rate of [.65%] of the average daily net assets of the Portfolio.]

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to the Portfolio pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Portfolio. The Portfolio is also subject to a minimum fee of [$50,000.]

The Administration Agreement shall remain in effect with respect to the Golden Oak Family of Funds until May 19, 2002, and thereafter shall continue in effect for successive two-year periods subject to annual review by the Trustees.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.


THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor" or "SIDC"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), which applies to Institutional, Class A and Class B shares of the Portfolio. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Portfolio on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Portfolio or by the Distributor. The Distributor will receive no compensation for distribution of Institutional shares. Class A has a distribution plan (the "Class A Distribution Plan") and Class B has a distribution plan (the "Class B Distribution Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (defined below), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

The Trust has adopted the Class A Distribution Plan and Class B Distribution and Service Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of such Plans or any agreements related to them ("Qualified Trustees"). The Plans require that quarterly written reports of amounts spent under each Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plans may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

CLASS A DISTRIBUTION PLAN

The Distribution Agreement and the Class A Distribution Plan adopted by the Class A shareholders provides that the Class A shares of the Portfolio will pay the Distributor a fee of .25% of the average daily net assets which the Distributor can use to compensate/broker dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class A shareholders or their customers who beneficially own Class A shares. The Class A Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount or payments made to financial institutions and intermediaries. The Trust intends to operate the Class A Plan in accordance with its terms and with the NASD rules concerning sales charges.

CLASS B DISTRIBUTION PLAN

The Distribution Agreement and the Class B Distribution and Service Plan (the "Plan") adopted by the Class B shareholders provides that the Class B shares of the Portfolio will pay the Distributor a fee of 1.00% of the average daily net assets. The Distributor can use .75% of the fee to compensate/broker dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class B shareholders or their customers who beneficially own Class B shares. The Distributor can also use .25% of the fee in connection with its provision of shareholder or account maintenance services, or to compensate service providers for providing ongoing account maintenance and other services to Class B Shareholders (including, where applicable, any underlying beneficial owners) identified in the Plan. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount or payments made to financial institutions and intermediaries. The Trust intends to operate the Class B Plan in accordance with its terms and with the NASD rules concerning sales charges.


THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.


THE CUSTODIAN

First Union National Bank, 123 S. Broad Street, Philadelphia, Pennsylvania 19109 (the "Custodian") acts as custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. In addition, with respect to the Portfolio, [ ] serves as Sub-Custodian for the Portfolio's assets maintained in foreign countries.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the independent accountants of the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company Managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) Chairman of the Board of Trustees* Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, Boston 1784 Funds, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily

Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27) Trustee** Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds and Oak Associates Funds.

WILLIAM M. DORAN (DOB 05/26/40) Trustee* 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27) Trustee** Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds and Oak Associates Funds.

EUGENE B. PETERS (DOB 06/03/29) Trustee** Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) 1980-1986. President of Gene Peters and Associates (import company) 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds and Oak Associates Funds.

JAMES M. STOREY (DOB 04/12/31) Trustee** Partner, Dechert Price & Rhoads, September 1987-December 1993; Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) Trustee** Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE (DOB 10/20/59) President, Chief Executive Officer, Controller and Chief Financial Officer-President and Senior Vice President of Fund Accounting and Administration of the Administrator since 1998. Vice President of Fund Accounting and Administration of the Administrator 1996-1998. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments, 1981 - September 1995.

TODD B. CIPPERMAN (DOB 02/14/66) Vice President and Assistant Secretary Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

JAMES R. FOGGO (DOB 06/30/64) Vice President and Assistant Secretary Vice President and Assistant Secretary of SEI Investments since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

LYDIA A. GAVALIS (DOB 06/05/64) Vice President and Assistant Secretary Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KEVIN P. ROBINS (DOB 04/15/61) Vice President and Assistant Secretary Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

LYNDA J. STRIEGEL (DOB 10/30/48) Vice President and Assistant Secretary Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

JOHN H. GRADY, JR. (DOB 06/01/61) Secretary 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.


------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

**Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended January 31, 2000, the Trust paid the unaffiliated Trustees aggregate fees of [$25,257.]

COMPENSATION TABLE



                                                                                               Total Compensation
                                                        Pension or                             From Registrant and
                                                        Retirement           Estimated         Fund Complex Paid to
                                  Aggregate             Benefits Accrued     Annual            Trustees for the Fiscal
                                  Compensation          as Part of Fund      Benefits Upon     Year Ended January 31,
Name of Person, Position          From Registrant       Expenses             Retirement        2000(1)
------------------------          ---------------       --------             ----------        -------
John T. Cooney, Trustee           [XXX]                         N/A                 N/A         [XXX]

Robert Patterson, Trustee         [XXX]                         N/A                 N/A         [XXX]

Eugene B. Peters, Trustee         [XXX]                         N/A                 N/A         [XXX]

James M. Storey, Trustee          [XXX]                         N/A                 N/A         [XXX]

George C. Sullivan                [XXX]                         N/A                 N/A         [XXX]

William M. Doran, Trustee*        $0                            N/A                 N/A         $0

Robert A. Nesher, Trustee*        $0                            N/A                 N/A         $0

--------------------

(1)      Total Compensation for service on one board.
*        A Trustee who is an "interested person" as defined by the 1940 Act.


COMPUTATION OF YIELD

From time to time, the Portfolio may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day or 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that seven-day or 30-day period is assumed to be generated each seven-day or 30-day period over a year and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Portfolio may, from time to time, compare their performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or to unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.


CALCULATION OF TOTAL RETURN

From time to time, the Portfolio may advertise total return. The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where
P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay for the redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the applicable Sub-Adviser, the Administrator and/or the Custodian are not open for business.


LETTER OF INTENT

Reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Trust's transfer agent, that does not legally bind the signer to purchase any set number of shares and provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased.

DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.


TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Portfolio's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Portfolio's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Portfolio intends to qualify and elect to be treated as a RIC as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

In order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Included among these requirements are the following: (i)at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

The Portfolio may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Portfolio must distribute to satisfy the Distribution Requirement. In some cases, the Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Portfolio's earnings and profits. The Portfolio anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

The Portfolio intends to distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). Such distributions are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held their Portfolio Shares. If any such gains are retained, however, the Portfolio will pay federal income tax thereon.

In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Portfolio in the year in which the dividends were declared.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Portfolio that such shareholder is not subject to backup withholding.

The Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

Generally, gain or loss on the sale or exchange of a Portfolio Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX

If the Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

FOREIGN TAXES

Dividends and interest received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Portfolio. Pursuant to an election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If the Portfolio makes the election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and United States possessions.

STATE AND LOCAL TAXES

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Portfolio to shareholders and the ownership of Shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.


TRADING PRACTICES AND BROKERAGE

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and/or Sub-Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and/or Sub-Adviser generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available if the difference is reasonably justified by other aspects of the portfolio execution securities offered.

The Adviser and/or Sub-Adviser select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Adviser's and/or a Sub-Adviser's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Adviser and/or a Sub-Adviser pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Adviser and/or a Sub-Adviser either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Adviser and/or Sub-Adviser may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser and/or Sub-Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser and/or Sub-Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended (the "1934 Act"), higher commissions may be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Adviser and/or Sub-Adviser believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions that generate commissions or their equivalent are directed to broker/dealers who provide daily portfolio pricing services to the Adviser and/or Sub-Adviser. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser and/or Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and/or Sub-Adviser and the Trust's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser and/or Sub-Adviser may give consideration to sales of shares of the Adviser and/or Sub-Adviser as a factor in the selection of brokers and dealers to execute portfolio transactions for the Portfolio.

It is expected that the Adviser and/or Sub-Adviser may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated thereunder by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser and/or Sub-Adviser may direct commission business to one or more designated broker/dealers in connection with such broker/ dealer's provision of services to the Portfolio or payment of certain Portfolio expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Portfolio each of which represents an equal proportionate interest in the Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.


SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -  Leading market positions in well-established industries.

            -  High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA Limited ("IBCA") indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries, which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Bonds rated Duff-1 are judged by Duff to be of the highest credit qualify with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated BBB+, BBB, or BBB- are considered below average protection factors but still considered sufficient for prudent investment. Considerable BBB variability in risk during economic cycles. Bonds rated BB+, BB or BB- are considered below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

Bonds rated B+, B or B- are considered below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


Obligationsrated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is very high. Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 27

Item 23.  Exhibits:


(a) Registrant's Agreement and Declaration of Trust(1), originally filed with the Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            August 11, 1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(b) Registrant's By-Laws are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(c)         Not Applicable.
(d)(1) Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(2) Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
(d)(3)      Investment Advisory Agreement between the Registrant and One
            Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(4) Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(e) to

            Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(5) Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(6) Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment
            No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
(d)(7) Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(d)(8) Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.
(d)(9) Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on
            Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on February 28, 1997.
(d)(10) Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(d)(11) Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(d)(12) Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment

            No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(13) Amendment to the Investment Sub-Advisory Agreement by and between Citizens Bank and Systematic Financial Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(14) Amended Schedule A dated February 22, 1999 to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(d)(15) Amendment No. 2 dated February 22, 1999 to the Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference as Exhibit d(15) to Post-Effective Amendment no. 24 filed with the Securities and Exchange Commission on May 28, 1999.

(d)(16) Form of Investment Advisory Agreement between the Registrant and Hancock Bank and Trust with respect to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic Income Fund, is filed herewith.


(d)(17) Form of Investment Sub-Advisory Agreement between and among Registrant, Hancock Bank and Trust and Weiss, Peck & Greer L.L.C. with respect to the Hancock Bank Tax Exempt Money Market Fund is filed herewith.



(e)(1) Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(e)(2) Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
(e)(3) Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
(e)(4) Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to

            Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
(e)(5) Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(e)(6) Amended and restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(e)(7) Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is filed herewith.


(f)         Not Applicable.
(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(g)(2) Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
(g)(3) Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(g)(4) Form of Custody Agreement between Registrant and Hancock Bank and Trust is filed herewith.

(h)(1) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
(h)(2) Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(3) Schedule relating to U.S. Government Securities Money Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(4) Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(5) Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(6) Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p) with Post-Effective Amendment
            No. 12 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(7) Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(8) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(h)(9) Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(h)(10)     Schedule dated November 23, 1998 to the Administration
            Agreement, relating to the OVB Family of Funds, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment
            No. 23 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.
(h)(11) Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with The Securities and Exchange Commission on April 1, 1999.

(h)(12) Schedule relating to the Hancock Bank Treasury Securities Money Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund Resources is filed herewith.

(i)         Not Applicable.
(j)         Not Applicable.
(k)         Not Applicable.
(l)         Not Applicable.
(m)(1) Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 15(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(m)(2) Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and

            Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
(m)(3) Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
(m)(4) Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(n) Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation filed herewith.




(o)         Not Applicable.
(p)(1) SEI Investments Company Code of Ethics and Insider Trading Policy dated January 2000 is filed herewith.
(p)(2) Systematic Financial Management, L.P., Code of Ethics dated January 1999 is filed herewith.
(p)(3)      Citizens Bank Code of Ethics is filed herewith.
(p)(4) Wellington Management Company, LLP, Code of Ethics is filed herewith.
(p)(5)      Weiss, Peck & Greer, L.L.C., Code of Ethics is filed herewith.
(p)(6)      One Valley Bank, N.A., Code of Ethics is filed herewith.
(p)(7)      Hancock Bank and Trust Code of Ethics is filed herewith.
(p)(8) Nicholas-Applegate Capital Management, LP, Code of Ethics will be filed by later amendment.


(q)(1) Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E. Nagle, Robert A. Nesher, Robert A. Patterson, Eugene
            B. Peters and James M. Storey are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-050718), filed with the Securities and Exchange Commission on December 30, 1998.


(q)(2) Power of Attorney for George J. Sullivan, Jr. is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of

Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

      Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


CITIZENS BANK

     Citizens Bank ("Citizens Bank"), is an Investment Adviser for the Registrant's Golden Oak Funds. The principal address of Citizens Bank is One Citizens Banking Plaza, Flint, Michigan 48502. Citizens Bank is an investment adviser registered under the Advisers Act.



NAME AND POSITION                                                           CONNECTION WITH
WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY                  OTHER COMPANY
--------------------------           ----------------------------------     -------------------------
Victor E. George                     Victor George Oldsmobile, Inc.         Chairman
  Chairman
                                     Citizens Banking Corporatio            Director
Charles R. Weeks                     Citizens Banking Corporation           Chairman
James L. Wolohan                     Wolohan Lumber Co.                     Chairman, President & CEO
Edward P. Abbott                     Abbott's Meat, Inc.                    President & CEO
  Director                           Citizens Banking Corporation           Director
John W. Ennest                       Citizens Banking Corporation           Vice Chairman, CFO and
  Director                                                                  Treasurer
George H. Kossaras                   Spring's Drug Store, Inc.              President & CEO
  Director                           Citizens Banking Corporation           Director
Gerald Schreiber                     Royalite Co.                           Vice President
  Director
William C. Shedd                     Winegarden, Shedd, Haley               Attorney & Partner
  Director                           Lindholm & Robertson
                                     Citizens Banking Corporation           Director
Joseph G. Shomsky                    Massachusetts Mutual Insurance         Insurance Director
                                     Company
James E. Truesdell                   The Austin Group                       President & Secretary
  Director                           Citizens Banking Corporation           Director
Robert J. Vitito                     Citizens Banking Corporation           President, CEO
                                                                            President & Chairman
                                                                            of the Board



NAME AND POSITION                                                           CONNECTION WITH
WITH INVESTMENT ADVISER              NAME OF OTHER COMPANY                  OTHER COMPANY
--------------------------           ----------------------------------     -------------------------
Kendall B. Williams                  The Williams Firm, Inc.                Attorney at Law
  Director
                                     Citizens Banking Corporation           Director
Ada C. Washington                                                           Community Volunteer; Director
Gary P. Drainville                   Citizens Banking Corporation           Executive Vice President
Wayne G. Schaeffer                   Citizens Banking Corporation           Executive Vice President
                                                                            Senior Executive Vice
                                                                            President; Chief Financial
                                                                            Officer and Director; Chief
                                                                            Operating Officer
Dana A. Czmer
  Senior Vice President
  and Trust Officer
Thomas W. Gallagher                  Citizens Banking Corporation           Senior Vice President,
                                                                            General Counsel, Secretary
Gary O. Clark                        Citizens Banking Corporation           Executive Vice President
  CEO, Director                      Citizens Bank Illinois, N.A.           President
Edward P. Majask
Senior Vice President and Senior
  Investment Officer
Richard J. Mitsdarfer                Citizens Banking Corporation           Senior Vice President &
Senior Vice President and General                                           General Auditor
  Auditor
Edward H. Newman                     Citizens Banking Corporation           Vice President & Assistant
Senior Vice President, Cashier &                                            Secretary
  Secretary
Thomas C. Shafer
Senior Vice President
Lawrence G. Southwell
Senior Vice President
Richard T. Albee
Senior Vice President
Marilyn K. Allor
Senior Vice President
Daniel E. Bekemeier
Senior Vice President &
  Controller
Dennis R. Johnston
Senior Vice President
Vicent V. Maysura
Senior Vice President
James M. VanTiflin
Director
Joseph F. Smith                      Citizens Bank--Sturgis
Community President & Director
Richard J. DeVries                   Citizens Bank--Ypsilanti
Community President & Director
Nicholas J. Cilfone                  Citizens Banking Corporation           Senior Vice President
Hugo E. Braun, Jr.                   Braun Kendrick Finbeiner, P.L.C.       Attorney at Law
Joseph P. Day                        Bauner Engineering & Sales, Inc.       President
Richard J. Dolinski                  Dolinski Associates, Inc.              President
James M. Franklin                    Worthington Steel Company              Vice President & General Manager
Frank Kern, III                      Maxitrol Company                       President
Philip G. Miller                     Miller Tool & Die Co.                  President
Richard N. Robb                                                             Dentist

ONE VALLEY BANK, NATIONAL ASSOCIATION

     One Valley Bank, National Association ("One Valley Bank"), is an Investment Adviser for the Registrant's Funds. The principal address of One Valley Bank is One Valley Square, Charleston, West Virginia 25301.



NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
J. Holmes Morrison                   One Valley Bancorp                     President & Chief Executive
Chairman of the Board                                                       Officer
Phyllis H. Arnold                    One Valley Bancorp                     Director
Director, President & Chief          One Valley Bancorp                     Executive Vice President
  Executive Officer
Charles M. Avampato                  Clay Foundation, Inc.                  President
Director                             One Valley Bancorp                     Director
Robert F. Baronner                   One Valley Bancorp                     Chairman of the Board
Director                                                                    of Directors
Herald R. Baughman
Senior Vice President
Gary L. Brown                                                               Parkerburg Region
Region President
James K. Brown                        Jackson & Kelly                       Attorney, Partner
Director                              One Valley Bancorp                    Director
Lloyd P. Calvert
Senior Vice President
John T. Chambers                      Ravenswood Land Co. and Mt. Alpha     President
Director                              Development Co.                       Director
                                      One Valley Bancorp
Nelle Ratrie Chilton                  Dickinson Fuel Co.                    Director
Director                              Terra Co., Inc.                       Director
                                      Terra Care, Inc.                      Director
                                      Terra Salis, Inc.                     Director
                                      TerraSod, Inc.                        Director
                                      One Valley Bancorp                    Director
Anthony N. Ciliberti
General Auditor
Bernice J. Deem
Senior Vice President
Ray Marshall Evans, Jr.               Chesapeake Mining Co. & Hubbard       President
                                      Properties
Director                              Geary Securities                      Vice President
Jane Fleming
Senior Vice President
Brian Fox
Senior Vice President
Robert F. Goldsmith                   Cascades Coal Sales, Inc.             President
Director                              Sentry Resource Associates, Inc.      Executive Vice President
Phillip H. Goodwin                    CAMCARE                               President
Director                                                                    Director
                                      One Valley Bancorp
O. Nelson Jones                       Madison Coal & Supply Company         President
Director                              Amherst Industries, Inc.              Vice President

NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
William M. Kidd
Senior Vice President
Carl E. Little                                                                 Vice Chairman (retired)
Director
David E. Lowe                      Intelos                                     President
William A. Rice, Jr.               Airgas Direct                               President
Director                           Industrial
Steven M. Rubin
Director
Edward H. Maier                    General Corporation                         President
Director                           One Valley Bancorp                          Director
Roger D. Mooney
Senior Vice President
John F. Mork                                                                   President
Director
Harold E. Neely
Senior Vice President
Robert O. Orders, Sr.              Orders Construction Company                 Chief Executive Officer
Director                           One Valley Bancorp                          Director
John L. D. Payne                   Payne-Gallatin Mining Co.                   President
Director                           One Valley Bancorp                          Director
Angus E. Peyton                    Brown & Peyton                              Attorney & Partner
Director                           One Valley Bancorp                          Director
                                                                               Director
Brent D. Robinson                  One Valley Bancorp, President & CEO         Senior Vice President
                                   One Valley Bank of Boston
K. Richard C. Sinclair             Jefferds Corporation                        President
Director
James C. Smith                     O.V. Smith & Sons of Big                    President
Director                           Chimney, Inc.                               Vice President
Michael W. Stajduhar
Senior Vice President
James R. Thomas II                                                             Chairman (retired)
Director
J. Randy Valentine
Senior Vice President
Dr. Edwin H. Welch                 University of Charleston                    President
Director                           One Valley Bank, N.A.
John Henry Wick III                Dickinson Fuel Co., Inc.                    Vice President
Director
Thomas D. Wilkerson                Northwestern Mutual Life Insurance          Senior Agent
Director                           Company
James D. Williams
Director
James A. Winter
Senior Vice President
Jack B. Young
Senior Vice President
John F. Ziebold
Senior Vice President

NAME AND POSITION                    CONNECTION WITH                        NAME OF OTHER
                                     INVESTMENT ADVISER                     COMPANY
--------------------------           ----------------------------------     -------------------------
Robert K. Welty
Senior Vice President
John O'Donovan
Senior Vice President
John A. Derito
Senior Vice President
Michael H. Spangler
Senior Vice President

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

     Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is a Sub-Adviser for the Registrant's Funds. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.



        NAME AND POSITION WITH                                                       CONNECTION WITH OTHER
          INVESTMENT ADVISER                     NAME OF OTHER COMPANY                       COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Thomas E. Bleakley                                        --                                    --
Limited Partner of LP

William H. Chenoweth                                      --                                    --
Limited Partner of LP

Laura Stanley DeMarco                                     --                                    --
Limited Partner of LP

Andrew B. Gallagher                      Nicholas-Applegate Capital              Partner, Portfolio Manager,
Limited Partner of LP                    Management                              Institutional Equity Management

Richard E. Graf                                           --                                    --
Limited Partner of LP



Peter J. Johnson                                          --                                    --
Limited Partner of LP

Jill B. Jordon                           Nicholas-Applegate Capital              Head of Global Sales and Marketing
Limited Partner of LP                    Management

                                         Nicholas-Applegate Securities           Senior Vice President and Head of
                                                                                 Institutional Business

John J. Kane                                              --                                    --
Limited Partner of LP

James E. Kellerman                                        --                                    --
Limited Partner of LP

George C. Kenney                                          --                                    --
Limited Partner of LP

Pedro V. Marcal                                           --                                    --
Limited Partner of LP

James T. McComsey                                         --                                    --
Limited Partner of LP

John J.P. McDonnell                      Nicholas-Applegate Capital              COO
Limited Partner of LP                    Management

Edward B. Moore, Jr.                                      --                                    --
Limited Partner of LP

Loretta J. Morris                                         --                                    --
Limited Partner of LP

Arthur E. Nicholas                       Nicholas-Applegate Securites            President, Chairman
Managing Partner
                                         Nicholas-Applegate Capital Managment    Managing Partner, President of
                                                                                 General Partner, CIO

John R. Pipkin                                            --                                    --
Limited Partner of LP

Frederick S. Robertson                   Nicholas-Applegate Capital              CIO/Fixed Income
Limited Partner of LP                    Management



Catherine C. Somhegyi                    Nicholas-Applegate Capital              CIO, Global Equity Management,
Limited Partner of LP                    Management                              Partner, and Portfolio Manager

Lawrence S. Speidell                                      --                                    --
Limited Partner of LP

Todd L. Spillane                                          --                                    --
Vice President, Director of
Compliance

James W. Szabo                           Nichoas-Applegate Capital               General Partner of Global Holding
Limited Partner of LP                    Management Holdings LP                  and Nicholas-Applegate Capital
                                                                                 Management

                                         Nicholas-Applegate Capital              General Partner of General Partner
                                         Management Holdings Inc.

                                         Nicholas-Applegate Capital              Limited Partner of LP
                                         Management Inc.

Nicholas-Applegate Global                                 --                                    --
Holding Co. LP
Limited Partner

Nicholas-Applegare Capital                                --                                    --
Management, Inc.
Limited Partner of Limited
Partner



     Systematic Financial Management, LP ("Systematic") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 300 Frank W. Burr Boulevard, Glenpoint East, Teaneck, New Jersey 07666. Systematic is an investment adviser registered under the Adviser Act.



        NAME AND POSITION WITH                                                       CONNECTION WITH OTHER
          INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Gyanendra K. Joshi
Senior Managing Director
Chief Investment Officer

Daniel K. McCreesh
Managing Director


Francis T. McGee
Senior Managing Director/COO
                                         Frank McGee Associates                President
Kenneth W. Burgess III
Director



     Wellington Management Company, LLP ("Wellington") is a Sub-Adviser for the Registrant's Funds. The principal business address of it is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.




        NAME AND POSITION WITH                                                        CONNECTION WITH OTHER
          INVESTMENT ADVISER                    NAME OF OTHER COMPANY                         COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Kenneth Lee Abrams
  General Partner

Nicholas Charles Adams
  General Partner

Rand Charles Alexander
  General Partner

Deborah Louise Allison
  General Partner

James Halsey Averill
  General Partner

Karl E. Bandtel
  General Partner

Marie-Claude Petit Bernal
  General Partner

William Nicholas Booth
  General Partner

Paul Braverman
  General Partner

Robert A. Bruno
  General Partner

Pamela Dippel
  General Partner

Robert Wren Doran                        Wellington Trust Company, NA            Director & Chairman of the Board
  General Partner                                                                and of the Executive Committee

Charles Townsend Freeman
  General Partner

Laurie Allen Gabriel
  General Partner

Frank Joseph Gilday, III
  General Partner

John Herrick Gooch                       Wellington Management International     Partner
  General Partner
                                         Wellington Trust Compnay, NA            Director & Vice President

Nicholas Peter Greville                  Wllington Management International      Partner
  General Partner

Paul J. Hammel
  General Partner

William Claude Sandifer Hicks
  General Partner

Paul David Kaplan
  General Partner

John Charles Keogh
  General Partner

George Cabot Lodge, Jr.
  General Partner

Nancy T. Lukitsh                         Wellington Trust Company, NA            Director & Vice President
  General Partner

Mark T. Lynch
  General Partner

Christine Smith Manfredi
  General Partner

Patrick John McCloskey
  General Partner

Earl Edward McEvoy
  General Partner

Duncan Mathieu McFarland                 Wellington Management International     Partner
  General Partner
                                         Wellington Trust Company, NA            Director & Vice Chairman

Paul Mulford Mecray, III
  General Partner

Matthew Edward Megargel
  General Partner

James Nelson Mordy
  General Partner

Diane Carol Nordin
  General Partner

Stephen T. O'Brien
  General Partner

Edward Paul Owens
  General Partner

Saul Joseph Pannell
  General Partner

Thomas Louis Pappas
  General Partner

David Minter Parker
  General Partner

Jonathan Martin Payson                   Wellington Trust Company, NA            Director & President
  General Partner

Stephen Michael Pazuk                    Wellington Management International     Partner
  General Partner

Robert Douglas Rands
  General Partner

Eugene Edward Record, Jr.
  General Partner

James Albert Rullo
  General Partner

John Robert Ryan
  General Partner

Joseph Harold Schwartz
  General Partner

Theodore Shasta
  General Partner

Binkley Calhoun Shorts
  General Partner

Trond Skramstad
  General Partner

Catherine Anne Smith
  General Partner

Stephen Albert Soderberg
  General Partner

Brendan James Swords
  General Partner

Harriett Tee Taggart
  General Partner

Perry Marques Traquina
  General Partner

Gene Roger Tremblay
  General Partner

Mary Ann Tynan
  General Partner

Clare Villari
  General Partner

Ernst Hans von Metzsch
  General Partner

James Leland Walters                     Wellington Trust Company, NA            Director, Senior Trust Officer &
  General Partner                                                                Trust Counsel

Kim Williams
  General Partner

Francis Vincent Wisneski, Jr.
  General Partner



WEISS, PECK AND GREER ("WPG") is a Sub-Adviser for the Registrant's Funds. The principal business address for WPG is One New York Plaza, New York, NY 10004. WPG is an investment adviser registered under the Advisers Act.

        NAME AND POSITION WITH                                                      CONNECTION WITH OTHER
          INVESTMENT ADVISER                     NAME OF OTHER COMPANY                     COMPANY
---------------------------------------- ------------------------------------- -------------------------------------
Stephen Henry Weiss                      WPG Fund & Tudor Fund                   Sr. E.V.P. and Chairman
  Chairman of the Executive
  Committee, Member                      Weiss, Peck & Greer Funds Trust         Sr. E.V.P. and Chairman
  Managing Board
                                         WPG Growth Fund                         Sr. E.V.P. and Chairman

                                         WPG International Fund                  Sr. E.V.P. and Chairman

Phillip Greer                                             --                                    --
  Senior Managing Principal,
  Member Managing Board

Roger James Weiss                        WPG & Tudor Fund                        Chairman
  Senior Managing Principal,
  Member Managing Board                  Weiss, Peck & Greer Funds Trust         Chairman

                                         WPG Growth Fund
                                                                                 Chairman
                                         WPG International Fund
                                                                                 Chairman

Mitchell E. Cantor                                        --                                    --
  Principal, Member
  Managing Board

Gill Rudy Cogan                                           --                                    --
   Principal, Member
   Managing Board

Ronald Monroe Hoffner                                     --                                    --
   Principal, Chief Financial
   Officer

Cornelis T. L. Korthout                                   --                                    --
   Member, Executive
   Committee

Wesley Warren Lang, Jr.                                   --                                    --
  Principal

Haakan Sub L.P.                                           --                                    --

Mulco Sub L.P.                                            --                                    --

Richard S. Pollack                                        --                                    --
  Principal/General Counsel

Daeninck, Gery A.M.J.                                     --                                    --
  Member, Managing Board

Korteweg, Pieter                                          --                                    --
  Member, Managing Board

Jacob J. Van Duijin                                       --                                    --
  Member, Managing Board

Willem P.M. van der Schoot                                --                                    --
  Member, Managing Board


      Hancock Bank and Trust ("Hancock Bank") is an Adviser for the Registrant's Funds. The principal business address for Hancock Bank is One Hancock Plaza, P.O. Box 4019, Gulfport, Mississippi 39502. Hancock Bank is an investment adviser registered under the Advisers Act,


A list of officers and directors of Hancock Bank will be filed by later amendment.

      To the Registrant's knowledge, none of the directors or officers of PIMC, except as set forth in the filings referred to below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank Corp. Set forth in the filings referred to below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

      The information required by this Item 26 with respect to each director, officer and partner of PIMC is incorporated by reference to Schedules A and D of Form ADV, filed by PNC Institutional Management Corporation pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

ITEM 27. PRINCIPAL UNDERWRITERS:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                       July 15, 1982
SEI Liquid Asset Trust                                       November 29, 1982
SEI Tax Exempt Trust                                         December 3, 1982
SEI Index Funds                                              July 10, 1985
SEI Institutional Managed Trust                              January 22, 1987
SEI Institutional International Trust                        August 30, 1988
The Advisors' Inner Circle Fund                              November 14, 1991
The Pillar Funds                                             February 28, 1992
CUFUND                                                       May 1, 1992
STI Classic Funds                                            May 29, 1992
First American Funds, Inc                                    November 1, 1992
First American Investment Funds, Inc                         November 1, 1992
Boston 1784 Funds(R)                                         June 1, 1993
The PBHG Funds, Inc                                          July 16, 1993
Morgan Grenfell Investment Trust                             January 3, 1994
The Achievement Funds Trust                                  December 27, 1994
Bishop Street Funds                                          January 27, 1995
STI Classic Variable Trust                                   August 18, 1995
ARK Funds                                                    November 1, 1995
Huntington Funds                                             January 11, 1996
SEI Asset Allocation Trust                                   April 1, 1996
TIP Funds                                                    April 28, 1996
SEI Institutional Investments Trust                          June 14, 1996
First American Strategy Funds, Inc                           October 1, 1996
HighMark Funds                                               February 15, 1997
Armada Funds                                                 March 8, 1997
PBHG Insurance Series Funds, Inc                             April 1, 1997
The Expedition Funds                                         June 9, 1997
Alpha Select Funds                                           January 1, 1998
Oak Associates Funds                                         February 27, 1998
The Nevis Fund, Inc                                          June 29, 1998

The Parkstone Group of Funds                                 September 14, 1998
CNI Charter Funds                                            April 1, 1999
Armada Advantage Fund                                        May 1, 1999
Amerindo Funds, Inc.                                         July 1, 1999
Huntington VA Fund                                           October 15, 1999
Friends Ivory Funds                                          December 16, 1999


      The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

                           Position and Office                                  Positions and Offices
Name                       with Underwriter                                     with Registrant
----                       ----------------                                     ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                   --
Henry H. Greer             Director                                                       --
Carmen V. Romeo            Director                                                       --
Gilbert L. Beebower        Executive Vice President                                       --
Richard B. Lieb            Executive Vice President                                       --
Dennis J. McGonigle        Executive Vice President                                       --
Robert M. Silvestri        Chief Financial Officer & Treasurer                            --
Leo J. Dolan, Jr.          Senior Vice President                                          --
Carl A. Guarino            Senior Vice President                                          --
Larry Hutchison            Senior Vice President                                          --
Jack May                   Senior Vice President                                          --
Hartland J. McKeown        Senior Vice President                                          --
Barbara J. Moore           Senior Vice President                                          --
Kevin P. Robins            Senior Vice President & General Counsel               Vice President
                                                                                 Assistant Secretary
Patrick K. Walsh           Senior Vice President                                          --
Robert Aller               Vice President                                                 --
Gordon W. Carpenter        Vice President                                                 --
Timothy D. Barto           Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Todd Cipperman             Vice President & General Counsel                      Vice President,
                                                                                 Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                           --
Robert Crudup              Vice President & Managing Director                             --
Barbara Doyne              Vice President                                                 --
Jeff Drennen               Vice President                                                 --


James Foggo                Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Vic Galef                  Vice President & Managing Director                             --
Lydia A. Gavalis           Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                           --
Kathy Heilig               Vice President                                                 --
Jeff Jacobs                Vice President                                                 --
Samuel King                Vice President                                                 --
Kim Kirk                   Vice President & Managing Director                             --
John Krzeminski            Vice President & Managing Director                             --
Carolyn McLaurin           Vice President & Managing Director                             --
W. Kelso Morrill           Vice President                                                 --
Mark Nagle                 Vice President                                        Controller &Chief
                                                                                 Financial Officer
Joanne Nelson              Vice President                                                 --
Joseph M. O'Donnell        Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Cynthia M. Parrish         Vice President & Assistant Secretary                           --
Kim Rainey                 Vice President                                                 --
Rob Redican                Vice President                                                 --
Maria Rinehart             Vice President                                                 --
Mark Samuels               Vice President & Managing Director                             --
Steve Smith                Vice President                                                 --
Daniel Spaventa            Vice President                                                 --
Kathryn L. Stanton         Vice President & Assistant Secretary                           --
Lydia J. Streigel          Vice President & Assistant Secretary                  Vice President,
                                                                                 Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                           --
Wayne M. Withrow           Vice President & Managing Director                             --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

                        First Union National Bank
                        123 Broad Street
                        Philadelphia, PA 19109

                        HANCOCK BANK FUNDS
                        Hancock Bank and Trust
                        One Hancock Plaza
                        P.O. Box 4019
                        Gulfport, MS 39502


      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
      (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                        SEI Investment Mutual Funds Services
                        Oaks, PA 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

                        GOLDEN OAK PORTFOLIOS
                        Citizens Bank
                        One Citizens Banking Plaza
                        Flint, MI 48502

                        Wellington Management Company, LLP
                        75 State Street
                        Boston, MA 02109

                        Systematic Financial Management, L.P.
                        300 Frank W. Burr Blvd.
                        Glenpointe East, 7th Floor
                        Teaneck, NJ 07666

                        Nicholas-Applegate Capital Management LP
                        600 West Broadway
                        29th Floor
                        San Diego, CA 92101

                        OVB PORTFOLIOS
                        One Valley Bank, National Association
                        One Valley Square
                        Charleston, WV 25301

                        Wellington Management Company, LLP
                        75 State Street
                        Boston, MA 02109

                        HANCOCK BANK FUNDS
                        Hancock Bank
                        One Hancock Plaza

                        P.O. Box 4019
                        Gulfport, MS 39502

                        Weiss, Peck & Greer, LLC
                        One New York Plaza
                        New York, NY 10004

ITEM 29. MANAGEMENT SERVICES:

      None.

ITEM 30. UNDERTAKINGS:




      None.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 27 to be Registration Statement No. 33-50718 signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of March, 2000.

                                                     THE ARBOR FUND

                                                     By:  /s/ MARK E. NAGLE
                                                          -----------------
                                                     Mark E. Nagle, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


        *                            Trustee                     March 16, 2000
-------------------------------
John T. Cooney

        *                            Trustee                     March 16, 2000
-------------------------------
William M. Doran

        *                            Trustee                     March 16, 2000
-------------------------------
Robert A. Nesher

        *                            Trustee                     March 16, 2000
-------------------------------
Robert A. Patterson

        *                            Trustee                     March 16, 2000
-------------------------------
Eugene B. Peters

        *                            Trustee                     March 16, 2000
-------------------------------
James M. Storey

        *                            Trustee                     March 16, 2000
-------------------------------
George J. Sullivan

/s/ Mark E. Nagle                    President, Controller &     March 16, 2000
-------------------------------      Chief Financial Officer
Mark E. Nagle


*By:     /s/ MARK E. NAGLE
         -----------------
         Mark E. Nagle
         Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT

EX-99.A     Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            August 11, 1992, is incorporated herein by reference as exhibit 1 to
            Post-Effective Amendment No. 17 filed with the Securities and
            Exchange Commission on April 2, 1997.
EX-99.B     Registrant's By-Laws are incorporated herein by reference to
            Post-Effective Amendment No. 20 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on March 30, 1998.
EX-99.C     Not Applicable.
EX-99.D1    Investment Advisory Agreement between the Registrant and Citizens
            Commercial and Savings Bank with respect to the Golden Oak
            Diversified Growth Portfolio, the Golden Oak Intermediate-Term
            Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and
            Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) with the
            Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D2    Investment Sub-Advisory Agreement by and among Registrant, Citizens
            Commercial and Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market
            Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.D3    Investment Advisory Agreement between the Registrant and One Valley
            Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D4    Investment Sub-Advisory Agreement by and among the Registrant, One
            Valley Bank, National Association, and Wellington Management
            Company, LLP with respect to the OVB Prime Obligations Portfolio originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993, is incorporated herein by reference as exhibit 5(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D5    Investment Advisory Agreement between the Registrant and Capitoline
            Investment Services, Incorporated with respect to the U.S.
            Government Securities Money Fund, originally filed as exhibit 5(j)
            with Post-Effective Amendment No. 9 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) with the Securities and
            Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D6    Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings Bank with respect to Golden Oak
            Growth and Income Portfolio, originally filed as exhibit 5(l) with
            Post-Effective Amendment No. 10 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
EX-99.D7    Schedule to the Investment Advisory Agreement between Registrant and
            Capitoline Investment Services Incorporated with respect to the
            Prime Obligations Fund, originally filed as exhibit 5(q) with
            Post-Effective Amendment No. 13 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718) with the Securities and
            Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.D8    Investment Sub-Advisory Agreement by and among the Registrant and
            Citizens Bank and Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective
            Amendment No. 14 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718) filed with the Securities and Exchange
            Commission on March 29, 1996.
EX-99.D9    Investment Advisory Agreement between the Registrant and One Valley
            Bank, National Association with respect to the OVB Equity Income
            Portfolio, is incorporated herein by reference to Post-Effective
            Amendment No. 16 to the Registrant's Registration Statement on
            Form N-1A (File No. 33-50718) filed with the Securities and Exchange
            Commission on February 28, 1997.
EX-99.D10   Investment Sub-Advisory Agreement by and among the Registrant,
            Citizens Bank and Systematic Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.D11   Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate Capital Management is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.D12   Schedule A to the Investment Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.

EX-99.D13   Amendment to the Investment Sub-Advisory Agreement by and between
            Citizens Bank and Systematic Financial Management, L.P. is
            incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on
            April 1, 1999.
EX-99.D14   Amended Schedule A dated February 22, 1999 to the Investment
            Advisory Agreement between Registrant and Citizens Bank is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on
            April 1, 1999.
EX-99.D15   Amendment No. 2 dated February 22, 1999 to the Investment
            Sub-Advisory Agreement between Citizens Bank and Nicholas-Applegate
            Capital Management is incorporated herein by reference as Exhibit d(15) to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on May 28, 1999.

EX-99.D16   Form of Investment Advisory Agreement between the Registrant and
            Hancock Bank and Trust with respect to the Hancock Bank Treasury
            Securities Money Market Fund, Hancock Bank Tax Exempt Money Market
            Fund, Hancock Bank Growth and Income Fund and Hancock Bank Strategic
            Income Fund, is filed herewith.


EX-99.D17   Form of Investment Sub-Advisory Agreement between and among
            Registrant, Hancock Bank and Trust and Weiss, Peck & Greer L.L.C.
            with respect to the Hancock Bank Tax Exempt Money Market Fund is filed herewith.



EX-99.E1 Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.E2 Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.
EX-99.E3 Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.
EX-99.E4 Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E5 Amendment to Transfer Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.E6 Amended and Restated Schedule A, relating to The Golden Oak Family of Funds, to the Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on April 1, 1999.
EX-99.E7 Form of Transfer Agency and Service Agreement between Registrant and Hancock Bank and Trust is filed herewith.


EX-99.F     Not Applicable.
EX-99.G1    Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) with the
            Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.G2    Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective Amendment No. 9 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective
            Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.
EX-99.G3    Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on March 30, 1998.
EX-99.G4    Form of Custody Agreement between Registrant and Hancock Bank and
            Trust is filed herewith.

EX-99.H1 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.
EX-99.H2 Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the OVB Portfolios), to Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H3 Schedule relating to U.S. Government Securities Money Fund,to Administration Agreement by and between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H4 Schedule dated May 19, 1997, relating to The Golden Oak Portfolios, to Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H5 Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios and the OVB Portfolios originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(e) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H6 Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994 originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H7 Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between Registrant and SEI Financial Management Corporation originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and

            Exchange Commission on August 11, 1995 is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H8    Consent to Assignment and Assumption of Administration Agreement
            between the Registrant and SEI Financial Management Corporation,
            dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.H9    Consent to Assignment and Assumption of Administration Agreement
            between the Registrant and SEI Financial Management Corporation,
            dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.H10   Schedule dated November 23, 1998 to the Administration Agreement, relating to the OVB Family of Funds, between the Registrant and SEI
            Financial Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.
EX-99.H11   Schedule dated February 22, 1999 to the Administration Agreement, relating to The Golden Oak Family of Funds, between the Registrant and SEI Fund Resources is incorporated herein by reference to
            Post-Effective Amendment No. 23 to Registrant's Registration
            Statement on Form N-1A (File No. 33-50718), filed with the
            Securities and Exchange Commission on April 1, 1999.
EX-99.H12   Schedule relating to the Hancock Bank Treasury Securities Money
            Market Fund, Hancock Bank Tax Exempt Money Market Fund, Hancock Bank
            Strategic Income Fund and Hancock Bank Growth and Income Fund, to the Administration Agreement by and between Registrant and SEI Fund
            Resources is filed herewith.


EX-99.I     Not Applicable
EX-99.J     Not Applicable.
EX-99.K     Not Applicable.
EX-99.L     Not Applicable.
EX-99.M1    Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios (except Golden Oak Growth and Income
            Portfolio) originally filed with Pre-Effective Amendment No. 1 to
            Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14, 1992 is incorporated herein by reference as exhibit 15(a) to Post-Effective
            Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.M2    Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios originally filed with Post-Effective Amendment
            No. 6 to Registrant's Registration Statement on Form N-1A (File
            No. 33-50718) with the Securities and Exchange Commission on
            September 23, 1993 incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.
EX-99.M3    Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
            Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.
EX-99.M4    Rule 18f-3 Multi-Class Plan originally filed with Post-Effective
            Amendment No. 12 to Registrant's Registration Statement on Form N-1A
            (File No. 33-50718) with the Securities and Exchange Commission on
            May 31, 1995 is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the Securities and
            Exchange Commission on April 2, 1997.

EX-99.N Amended and restated Rule 18f-3 Multi-Class Plan and Certificates of Class Designation filed herewith.



EX-99.O     Not Applicable.
EX-99.P1    SEI Investments Company Code of Ethics and Insider Trading Policy
            dated January 2000 is filed herewith.
EX-99.P2    Systematic Financial Management, L.P., Code of Ethics dated January
            1999 is filed herewith. EX-99.P3 Citizens Bank Code of Ethics is filed herewith.
EX-99.P4    Wellington Management Company, LLP, Code of Ethics is filed herewith.
EX-99.P5    Weiss, Peck & Greer, L.L.C., Code of Ethics is filed herewith.
EX-99.P6    One Valley Bank, N.A., Code of Ethics is filed herewith. EX-99.P7
            Hancock Bank and Trust Code of Ethics is filed herewith.
EX-99.P8    Nicholas-Applegate Capital Management, LP, Code of Ethics will be filed by later amendment.



EX-99.Q1 Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E. Nagle, Robert A. Nesher, Robert A. Patterson, Eugene
            B. Peters, and James M. Storey are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-050718), filed with the Securities and Exchange Commission on December 30, 1998.


EX-99.Q2 Power of Attorney for George J. Sullivan, Jr. is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on May 28, 1999.